Financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets

	December 31, 2024	December 31, 2023

ASSETS
OTHER ASSET
Investment in subsidiaries	$37,283,779	$31,902,645
Total asset	$37,283,779	$31,902,645

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 10,825,000 and 9,200,000 shares outstanding as of December 31, 2024 and 2023	27,063	23,000
Additional paid-in capital	11,578,633	7,453,265
Statutory reserves	3,433,589	3,192,855
Retained earnings	24,455,403	23,242,946
Accumulated other comprehensive loss	(2,210,909)	(2,009,421)
Total shareholders’ equity	37,283,779	31,902,645

Total liabilities and shareholders’ equity	$37,283,779	$31,902,645

Schedule of income and comprehensive income

	For the years ended December 31,
	2024	2023	2022

EQUITY INCOME OF SUBSIDIARIES	$1,453,191	$7,417,705	$5,782,018

NET INCOME	1,453,191	7,417,705	5,782,018

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(201,488)	(518,799)	(2,050,374)
COMPREHENSIVE INCOME	$1,251,703	$6,898,906	$3,731,644

Schedule of cash flows

	For the years ended December 31,
	2024	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,453,191	$7,417,705	$5,782,018
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(1,453,191)	(7,417,705)	(5,782,018)
Net cash used in operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$—	$—	$—